Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Schedule of ownership interests of the company’s stockholders
Shares
Existing Microvast Equity Holders(a)	209,999,991
Existing Microvast Bridge Notes Holders	6,736,106
Tuscan public stockholders	27,493,140
Sponsor Group(b)(c)	7,608,589
EarlyBirdCapital	428,411
PIPE investors immediately after Merger	48,250,000
Common Stock	300,516,237